CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Sep. 28, 2013	Sep. 29, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 170,942	$ 118,152	$ 506,376	$ 350,057
Cost of products sold	108,002	75,587	311,403	220,565
Gross profit	62,940	42,565	194,973	129,492
Operating expenses:
Selling	9,662	7,891	37,250	27,998
General and administrative	8,207	7,271	24,967	21,153
Other operating expenses	287	166	49	377
Total operating expenses	18,156	15,328	62,266	49,528
Operating income	44,784	27,237	132,707	79,964
Other income:
Interest expense, net	(40)	(18)	(95)	(62)
Other income, net	408	319	769	800
Total other income, net	368	301	674	738
Income before income taxes	45,152	27,538	133,381	80,702
Income taxes	16,481	10,189	48,684	29,860
Net income and comprehensive income	28,671	17,349	84,697	50,842
Basic earnings per share	$ 1.48	$ 0.91	$ 4.38	$ 2.66
Fully diluted earnings per share	$ 1.44	$ 0.88	$ 4.25	$ 2.58
Cash dividends per share	$ 0.650	$ 0.377	$ 1.544	$ 0.913
Net firearms sales [Member]
Segment Reporting Information [Line Items]
Net Sales	167,234	116,270	497,461	345,203
Other income:
Income before income taxes	46,084	26,452	135,407	80,068
Net castings sales [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 3,708	$ 1,882	$ 8,915	$ 4,854